HUNTON & WILLIAMS LLP RIVERFRONT PLAZA, EAST TOWER 951 EAST BYRD STREET RICHMOND, VIRGINIA 23219-4074

TEL 804 • 788 • 8200 FAX 804 • 788 • 8218

April 2, 2008

VIA EDGAR

Ms. Jennifer Gowetski, Esq.

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C.  20549

RE:	Cypress Sharpridge Investments, Inc.
Pre-Effective Amendment No. 9 to Registration Statement on Form S-11
Filed on April 2, 2008
Registration No. 333-142236

Dear Ms. Gowetski:

As counsel to Cypress Sharpridge Investments, Inc., a Maryland corporation (the “Company”), we are transmitting for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 9 (“Amendment No. 9”) to the Company’s Registration Statement on Form S-11 (File No. 333-142236) (the “Registration Statement”), together with an exhibit.

We have provided to each of you, Eric McPhee, Dan Gordon and Rochelle Plesset a courtesy copy of this letter and two courtesy copies of Amendment No. 9 filed by the Company on the date hereof, one copy of which has been marked to reflect changes made to Pre-Effective Amendment No. 8 to the Registration Statement filed with the Commission on November 21, 2007. The changes reflected in Amendment No. 9 have been made for the purpose of inserting the Company’s consolidated financial statements as of December 31, 2007 and for the year ended December 31, 2007 and updating and revising certain other information in the Registration Statement.

If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at 804-788-7366.

Very truly yours,

/s/ Daniel M. LeBey

Daniel M. LeBey

cc:	Kevin E. Grant

Thomas A. Rosenbloom

S. Gregory Cope

David J. Goldschmidt

Jennifer A. Bensch

Enclosure